INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN EQUITY INVESTEES

8. INVESTMENTS IN EQUITY INVESTEES

The Group’s investments in equity investees comprise the following:

	December 31, 2013	December 31, 2014	December 31, 2014	Share ownership as of December 31,2014
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Beijing Linkage Technology Co., Ltd. (“BLT”)(Note 16(i))	0	0	0	0%
Fire Rain (Note 24.2)	0	0	0	62.5%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)(Note 16(i))	0	0	0	10%
ZTE9 network technology co., LTD., wuxi (“ZTE9”)<4>	3,779,550	67,020	10,802	30.2%
System Link Limited (“System Link”)<5>	0	0	0	50%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,611,707	1.1%
G10 Entertainment Corporation (“G10”)<1>	24,892,921	24,892,921	4,012,010	13.7%
CrowdStar Inc. (“Crowdstar”)<2>	1,627,099	1,627,099	262,241	0.5%
Tandem Fund II, L.P. (“Tandem Fund”)<3>	10,548,571	2,636,885	424,989	3.1%

Total	50,848,141	39,223,925	6,321,749

<1> G10

In April 2008, the Group, through China Crown Technology, invested US$38.3 million (RMB276.0 million) in cash to subscribe 3,031,232 preferred shares issued by G10, an established Korean online game developer and operator, which accounted for less than 20% of the equity interest in G10 on an as converted basis. The preferred shares are convertible, non-redeemable and with a liquidation preference. Considering the liquidation preference is substantive and not available to common shares, the preferred shares are not in substance common shares and equity accounting is not applicable. Further, considering the rights and obligations of these shares, they are not considered debt securities. Accordingly, the Group accounted for the investment in G10 under the cost method. The initial investment was US$39.5 million, including US$1.2 million transaction cost. Pursuant to the Series B Preferred Share Subscription Agreement entered into between G10 and the Group, the purchase price would be reduced by up to US$25.0 million if G10’s consolidated net income does not reach the predetermined target for the period from July 1, 2009 to June 30, 2010. The target was not met in the predetermined period, and both parties reached a settlement agreement in November 2010 whereby the purchase price was reduced by US$10.0 million, payable in 26 equal monthly installments beginning in February 2011. The adjustment to the purchase price was accounted for as a reduction in the carrying value of the underlying investment at the time of the settlement. The Group also performed an impairment assessment and recognized an impairment loss of RMB184.9 million for the year ended December 31, 2010. All the refund of purchase price under the settlement agreement had been received.

In December 2011, pursuant to the agreements between the shareholders of G10 and T3 Entertainment Co., Ltd. (“T3”), a wholly-owned subsidiary of G10, G10 was spun off and the shareholders of G10 became shareholders of T3 at the same shareholding percentage. In February 2012, the changes in shareholding structures of G10 and T3 was completed and the Group owned 32,290 ordinary shares of T3, which reflects the same percentage of equity the Group owned in G10 on an as converted basis.

The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2013 and 2014, respectively.

<2> CrowdStar

In May and November 2011, the Group invested US$2.5 million and US$1 million cash, respectively, to subscribe 118,030 and 47,212 Series 2 preferred stocks issued by CrowdStar, a San Francisco-based social and mobile game company, which accounted for less than 20% of its total outstanding equity on an as converted basis. The preferred stocks are convertible, non-redeemable, have a liquidation preference and do not have a readily determinable fair value. The group accounted for the investment using cost method.

In May 2013 Series 3 preferred stocks were issued to certain unrelated third-party investors of CrowdStar at a lower price than the Group’s investment cost. The Group considered this as an indicator of other-than-temporary impairment, and recorded an impairment loss of RMB21.0 million (US$3.5 million) for the year ended December 31, 2013, which was the difference between book value and fair value as implied by the issue price of Series 3 preferred stocks. The fair value was estimated based on the issue price of Series 3 preferred stocks and was considered as Level 2 fair value measurement.

The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2014.

<3> Tandem Fund

In April 2012, the Group invested US$ 1.2 million to Tandem Fund with the total commitment of US$ 4.0 million and became a Limited Partner (“LP”) of the fund. Tandem Fund is a venture capital focusing on mobile business industry at early stages. By investing in the Fund, the Group aims to enjoy the development of mobile business and seek opportunity for business cooperation with the Fund’s investees. The Group is required to record such investment via fair value at each reporting period. In October 2013, the Group further invested US$0.8 million in the Fund.

In March 2014, the Group entered into a sale and purchase agreement with a third party (“Purchaser”) to dispose 75% of its interest in Tandem Fund, for an initial consideration of US$1.5 million. If the purchase receives proceeds from Tandem fund for the disposition of a certain Tandem fund’s investment portfolio within one year from the closing date of this share transfer, 20% of proceeds received by the purchaser will be paid to the Group. The Group received total consideration of US$1.8 million, including initial consideration of US$1.5 million and 20% of proceeds received by the purchaser from the disposition of Tandem fund’s investment portfolio of US$0.3million in March 2014, respectively. After this transaction, the Group owned 3.1% equity interest in Tandem Fund and believed that it would not have significant impact on the investee, thus, the Group accounted for their investment in Tandem fund under cost method since the transfer day. During the year ended December 31, 2014, the Group received proceeds from the disposition of Tandem fund’s investment portfolio of RMB1.1 million (US$0.2 million), and recorded it as investment income from cost method investment in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2014.

The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2013 and 2014, respectively.

<4> ZTE9

In February 2013, the Group established a joint venture with Shanghai Zhongxing Communication Technology Enterprise Co., Ltd. and Shanghai Ruigao Information Technology Co., Ltd. in Wuxi, Jiangsu Province, for the purpose of developing and operating TV game platforms, TV games and other related businesses. The Group contributed RMB5.2 million (US$0.9 million) to the joint venture, which accounted for 51.5% of the registered capital of the joint venture. As contemplated in the initial agreement, in August 2013, the Group transferred 9% of its equity shares of ZTE9 for a consideration of RMB0.9 million (US$0.1 million) to a ZTE9 employee. In addition, based on a separately signed agreement, the Group also transferred 9% common shares of ZTE9 to certain ZTE9 employees, with recourse provision expiring in three years. This arrangement was in substance share-based compensation, with 3 year vesting requirement. Accordingly, the fair value of these awards was being recognized over the three-year vesting period of the shares. In February 2014, Guangdong Hongtu Guangdian Investment Limited Company made capital investment of RMB12.5 million to the ZTE9 to acquire its 10% shares, and the Group`s ownership in ZTE9 was diluted to 30.15% since then.

The Group is able to exert significant influence over the joint venture through its representation on the board, and accounts for this investment using equity method of accounting. As of December 31, 2014, the Group`s share in ZTE 9 was 30.15% and the investment was reported as RMB0.07million (US$0.01 million) after recording the Group’s share in losses of ZTE9.

During 2014, the Group lent RMB5.3 million to ZTE9 to fund its operation. The loan was interest-free and due in June 30, 2015.

The Group performed an impairment assessment and determined that there is no impairment in the investment and loan as of December 31, 2013 and 2014, respectively.

<5> System Link

In July 2014, the Group entered into an agreement to form a joint venture, System Link, with Qihoo 360 Technology Co., Ltd., or Qihoo 360. Pursuant to the joint venture agreement, Qihoo 360 and the Group will each own 50% equity interest in the joint venture and share profits based on the equity interest each party holds in the joint venture. System Link, was formed in August 2014. In August 2014, Red 5 Singapore entered into a license agreement with System Link for publishing and operating Firefall for a five-year term in mainland China. Under this license agreement, System Link is expected to pay to Red 5 Singapore no less than US$160 million (including license fee and royalties) during the term of the agreement. The Group treated System Link as an equity investee. The capital contribution of System Link has not been completed as of December 31, 2014.